S000030660 [Member] Expense Example - S000030660 [Member]	Oct. 31, 2025 USD ($)
C000184719 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 89
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	496
Expense Example, with Redemption, 10 Years	1,105
C000095017 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	690
Expense Example, with Redemption, 3 Years	940
Expense Example, with Redemption, 5 Years	1,209
Expense Example, with Redemption, 10 Years	1,976
C000095019 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	618
Expense Example, with Redemption, 5 Years	1,065
Expense Example, with Redemption, 10 Years	2,110
C000095023 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	539
Expense Example, with Redemption, 10 Years	1,199
C000097634 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	523
Expense Example, with Redemption, 10 Years	$ 1,164